Derivative financial assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Derivative Financial Assets [Abstract]
Balance, beginning of the period	$ 7,866	$ 0
Additions	0	11,591
Change in fair value due to revaluation of derivative financial assets	(7,866)	1,788
Exercised	0	(5,513)
Balance, end of the period	$ 0	$ 7,866